COMMITMENTS AND CONTINGENCIES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

26.    COMMITMENTS AND CONTINGENCIES

Commitments

The Group’s commitments primarily related to capital contribution obligation for certain investment funds. Total commitments contracted but not yet reflected in the consolidated financial statements amounted to US$104 million and US$74 million as of December 31, 2021 and June 30,2022, respectively.

Contingencies

The financial services industry is highly regulated. From time to time, the licensed companies in the financial industry may be required to assist in and/or are subject to inquiries and/or examination by the regulatory authorities of the jurisdiction in where they operate. As of the date of approval of the consolidated financial statements, the Group reviews its regulatory inquiries and other legal proceedings on an ongoing basis and evaluates whether potential regulatory fines are probable, estimable and material and for updating its contingency reserves and disclosures accordingly. As of December 31, 2021 and June 30, 2022, the Group did not make any accrual for the aforementioned loss contingency.

26.   COMMITMENTS AND CONTINGENCIES

Commitments

The Group’s commitments primarily related to capital contribution obligation for certain investment funds. Total commitments contracted but not yet reflected in the consolidated financial statements amounted to US$104 million and US$74 million as of December 31, 2021 and September 30, 2022, respectively.

Contingencies

The financial services industry is highly regulated. From time to time, the licensed companies in the financial industry may be required to assist in and/or are subject to inquiries and/or examination by the regulatory authorities of the jurisdiction in where they operate. As of the date of approval of the consolidated financial statements, the Group reviews its regulatory inquiries and other legal proceedings on an ongoing basis and evaluates whether potential regulatory fines are probable, estimable and material and for updating its contingency reserves and disclosures accordingly. As of December 31, 2021 and September 30, 2022, the Group did not make any accrual for the aforementioned loss contingency.